SCHEDULE OF POTENTIALLY DILUTIVE INSTRUMENTS OUTSTANDING (Details) - shares	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential incremental shares	6,320,000	1	1,338,876,599	234,186,020
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential incremental shares		1	663,546,451	158,403,141
Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential incremental shares			669,010,148	68,475,290
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential incremental shares	6,320,000	6,320,000	6,320,000	7,307,589